Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 347,877	₩ 258,516
Less: non-current	(259,435)	(258,516)
Current	88,442
Equity Instruments Listed [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	19,079	6,216
Equity Instruments Unlisted [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	234,048	245,730
Debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 94,750	₩ 6,570